Restricted Share Units (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 17, 2022	Oct. 31, 2022	Sep. 29, 2022	Jun. 30, 2022	Apr. 29, 2022	Jan. 10, 2022	Aug. 05, 2021	Jul. 02, 2021	Jan. 02, 2021	Jul. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period												6,620,641	1,348,434
Share based payment award, vested in period												2,373,900	1,516,299
Share based payment award, forfeited in period													245,125
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period									735,383
Share based payment award, vested in period									245,128				490,258
Share based payment award, forfeited in period										245,125
Stock based compensation										$ 64,870			$ 199,542
Consultant Two [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period								17,823
Stock based compensation													4,026
Consultant Three [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period							595,228
Stock based compensation													$ 100,022
Consultant Four [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period						500,000
Stock based compensation												122,249
Consultant Five [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period					76,750
Stock based compensation												16,800
Consultant Six [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period				15,000
Stock based compensation												2,328
Consultant Seven [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period			33,000
Stock based compensation												2,889
Consultant Eight [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period		1,599,150
Stock based compensation												111,304
Consultant Nine [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period	4,396,741
Stock based compensation												$ 79,504